SUPPLEMENTAL FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental Financial Information Tables Abstract
Operating expenses
(in thousands)	2019	2018

Cost of goods and services sold:
Operating Overheads:
Mining, other development expense	$(2,709)	$(3,695)
Milling, conversion expense	(3,230)	(3,268)
Less absorption:
-Mineral properties	61	50
Cost of services	(8,346)	(8,420)
Inventory-non cash adjustments	-	(57)
Cost of goods and services sold	(14,224)	(15,390)
Reclamation asset amortization	(212)	(189)
Operating expenses	$(14,436)	$(15,579)

Other income (expense)
(in thousands)	2019	2018

Gains (losses) on:
Foreign exchange	$2	$(1)
Disposal of property, plant and equipment	(37)	(135)
Investment fair value through profit (loss) (note 9)	(1,085)	(5,411)
Deconsolidation of investment in associate (note 10)	5,267	-
Reclamation obligation adjustments (note 15)	(845)	(369)
Debt obligation adjustments (note 16)	26	-
Other	(358)	(318)
Other income (expense)	$2,970	$(6,234)

Finance income (expense)
(in thousands)	2019	2018

Interest income	$594	$1,049
Interest expense	(9)	-
Accretion expense:
Deferred revenue (note 13)	(3,203)	(3,314)
Post-employment benefits (note 14)	(70)	(72)
Reclamation obligations (note 15)	(1,361)	(1,316)
Debt obligations (note 16)	(76)	-
Finance expense, net	$(4,125)	$(3,653)

Depreciation expense
(in thousands)	2019	2018

Operating expenses:
Mining, other development expense	$(3)	$(3)
Milling, conversion expense	(3,165)	(3,264)
Cost of services	(248)	(233)
Exploration and evaluation	(221)	(124)
General and administrative	(127)	(37)
Depreciation expense-gross (note 12)	$(3,764)	$(3,661)

Employee benefits expense
(in thousands)	2019	2018

Salaries and short-term employee benefits	$(8,407)	$(8,236)
Share-based compensation (note 20)	(2,222)	(1,835)
Termination benefits	(633)	(20)
Employee benefits expense-gross	$(11,262)	$(10,091)

Lease related amounts
(in thousands)	2019

Accretion expense on lease liabilities	$(76)
Expenses relating to short-term leases	(5,146)
Expenses relating to non-short term low-value leases	(19)
Lease related expense-gross	$(5,241)

Change in non-cash working capital items
(in thousands)	2019	2018

Change in non-cash working capital items:
Trade and other receivables	$(201)	$968
Inventories	232	(186)
Prepaid expenses and other assets	(160)	(213)
Accounts payable and accrued liabilities	2,385	(214)
Change in non-cash working capital items	$2,256	$355

Supplemental cash flow disclosure
(in thousands)	2019	2018

Supplemental cash flow disclosure:
Interest paid	$(9)	$-
Income taxes paid	-	-